[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

October 22, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Capital Trust
         Securities Act of 1933 Registration No. 2-86271
         Investment Company Act of 1940 File No. 811-3838
         CIK 0000727101

Ladies and Gentlemen:

On behalf of State Street Research Capital Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use which is a Spanish translation of the English language State Street Research Aurora Fund prospectus dated February 1, 1999, as supplemented May 1, 1999. The prospectus was filed electronically on February 5, 1999 (EDGAR accession number 0000950146-99-000147) and the supplement was filed on April 30, 1999 (EDGAR accession number 0000950146-99-000980).

In addition, supplements dated May 1, 1999 to the prospectus dated February 1, 1999 for State Street Research Emerging Growth Fund that are Spanish and Chinese language translations of the English language supplement, are in use. The English language supplement was filed electronically on April 30, 1999 (EDGAR accession number 0000950146-99-000980).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Aurora Fund and State Street Research Emerging Growth Fund prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
CAPITAL TRUST


By:      /s/ Amy L. Simmons
         -------------------------

         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company